Fair Value Measurements - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Jan. 20, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recapitalization exchange ratio			0.4530
Expected dividend yield	0.00%
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfers between levels | $	$ 0	$ 0
Series C Preferred Stock Warrant Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding | shares		1,341,865
Exercise Price		$ 0.03
Series C Preferred Stock Warrant Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding | shares		89,747
Exercise Price		$ 7.67
Series D Preferred Stock Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants term	7 years
Expected dividend yield	0.00%
Series D Preferred Stock Warrant [Member] | Valuation Technique, Option Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading days for determining weighted average trading price	10 days
Weighted Average Trading Price	13.98%
Recapitalization exchange ratio	0.4530
Fair Value Assumption Discount For Lack of Marketability	3.00%
Fair Value Price Per Share	$ 6.14